2. Summary of Significant Accounting Policies: (o) Stock-Based Compensation (Policies)	12 Months Ended
Mar. 31, 2018
Policies
(o) Stock-Based Compensation

(o) Stock-Based Compensation

We account for stock-based compensation in accordance with FASB ASC 718 Compensation – Stock Compensation which requires that companies account for awards of equity instruments issued to employees under the fair value method of accounting and recognize such amounts in their statements of operations. Under FASB ASC 718 we are required to measure compensation costs for all stock-based awards at fair value on the date of grant and recognize compensation expense in our consolidated statements of operations over the service period that the awards are expected to vest.